Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 019
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies

Basis of Accounting

The financial statements of the Plan are prepared on the accrual method of accounting.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

Investment Valuation and Income Recognition

A portion of the Plan's assets are invested in fully benefit-responsive investment contracts through its investment in the Insight Investment Stable Value Fund within the Carpenter Technology Master Trust Fund ("Master Trust") and are reported at contract value. Contract value is the amount participants would receive if they were to initiate permitted transactions under the terms of the Plan. See Note 3 for further discussion of the Master Trust investment.

All other investments are reported at fair value. Fair value is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note 4 for further discussion of fair value measurements.
Purchases and sales of investments are recorded on a trade-date basis. Interest income within the Master Trust is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation and interest in Master Trust income include the gains and losses on investments bought and sold as well as held during the year.

Notes Receivable from Participants

Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Interest income is recorded on the accrual basis. Delinquent notes receivable are recorded as distributions based upon the terms of the plan document.

Administrative Expenses

The Plan's assets are administered under a contract with The Vanguard Fiduciary Trust Company (the "Trustee"). The Trustee invests funds received from contributions, investment sales, interest and dividend income and makes benefit payments to participants. Transaction fees are paid by the participant. The administrative fees are netted against investment income in the Statement of Changes in Net Assets Available for Benefits. All other fees are paid by the Plan Sponsor and are excluded from these financial statements.

Payment of Benefits

Benefit payments to participants are recorded when paid.